HUNTER TAUBMAN WEISS LLP

New York ■ Washington, DC ■ Miami

February 14, 2012

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Ms. Zukin

Re:	Radient Pharmaceuticals Corporation
Registration Statement on Form S-1
File No. 333-178831

Dear Ms. Zukin:

This letter is provided in response to the verbal comments you issued on February 10, 2012 regarding the above-referenced filing of our client, Radient Pharmaceuticals Corporation (the “Company”). The Company’s responses are set forth below the items noted by the staff in your letter. Please note that for the convenience of the reader, the words “we”, “us”, “our” and similar terms used in the responses below refer to the Company and not our law firm.

As a preliminary note, we would like to advise you that FINRA approved the reverse stock split, which was effected as of February 10, 2012.

1.	Please include detailed disclosure explaining the increase in your common stock outstanding between the initial registration statement and the first amendment in the prospectus. Please be sure to include the circumstances of the issuances and to whom they were made. Please also include an explanation of True Up shares.

Response: Pursuant to your comment, we included a section entitled “Recent Issuances” in the summary portion of our prospectus that describes all of the issuances since the initial registration statement, which we believe explains the increase in our outstanding common stock. Please also note that none of the consultants are affiliates of the Company.

2.	It seems that the conversion rate of the JPI Debenture was reduced. If there was a revision or amendment on December 23, please include disclosure about such amendment (what is was and why there was one). Please be sure to explain the total potential number of shares to be issued under the JPI Debenture and the circumstances pursuant to which they can be issued. You should include this disclosure in the prospectus. Please also be sure to file any amendments as an exhibit to the registration statement.

Response: Pursuant to your comment, we included a section entitled “JPI Debentures” in the summary portion of our prospectus that we believe explains the JPI Debentures.

 17 State Street, Suite 2000 ■ New York, NY 10004 ■ t: 212.732.7184 ■ f: 212.202.6380 ■ www.htwlaw.com

HUNTER TAUBMAN WEISS LLP

New York ■ Washington, DC ■ Miami

We understand that you may have additional comments and thank you for your attention to this matter. Please feel free to contact the undersigned if you have any questions regarding the registration statement or this letter.

Very truly yours,

LESER HUNTER TAUBMAN & TAUBMAN

/s/ Rachael Schmierer

By: Rachael Schmierer

Attorney at Law

Cc: Mr. MacLellan

 17 State Street, Suite 2000 ■ New York, NY 10004 ■ t: 212.732.7184 ■ f: 212.202.6380 ■ www.htwlaw.com